Leasing	12 Months Ended
Dec. 31, 2025
Leasing [Abstract]
Leasing

Note 9 - Leasing

A.	On March 4, 2020, the Company signed a rental agreement pertaining to a building and a number of parking spaces for a period of 48-months, for a monthly payment of NIS 25, linked to the ICPI, plus value added tax. The Company was granted an option to extend the rental period for another two years.

In accordance with the provision of IFRS 16, Leasing,, the Company recognized a right of usage asset in an amount of NIS 1,029, measured in the accounting records at an amount equal to the leasing liability (using a discount rate of 5%).

B.	In March 2021, the Company entered into an addendum to the Rental Agreement (the “First Addendum”), under which the Company rented additional space and a storage room, for a monthly rent of NIS 14, linked to ICPI plus VAT. All of the other terms of the First Addendum are identical to those of the Rental Agreement.

As First Addendum constitute an amended lease that increased the scope of the lease by adding rights to use additional space and consideration the first addendum was accounted for as a change in the lease related to a separate lease. Accordingly, the Company measured the addition to the rental liability at the present value of the payments relating to the new space by discounting the additional rental payments using the Company’s incremental interest rate as of the date the addendum went into effect, determined to be a rate of 5%. As a result, there was an increase in the rental liability in an amount of NIS 533 which was recognized as an increase in the right for usage asset.

C.	On November 15, 2023, the Company entered into second addendum to the Rental Agreement (the “Second Addendum”), under which the Agreement and First Addendum were terminated on December 31, 2023 (instead of March 4, 2024), whereby the monthly fee for November and December 2023 will be paid in 3 equal installments linked to ICPI plus VAT, based on payment schedule determined in the Second Addendum. In addition, it was agreed that a new lease period will be commenced since January 1, 2024 over a limited period of 42-months in respect to office spaces and several parking spaces in return for a monthly rent of NIS 39 plus VAT. However, a grace period was given for the first 3-months (January - March 2024) for the rental fee but excluding the management fee.

In addition, as part of the terms of the Second Addendum, the Company was required to make a deposit of NIS 216 as of December 31, 2025, restricted as to withdrawal, in order to guarantee its compliance with the terms of the commitment.

Taking into consideration that the consequences of the Addendum constitute an amended lease that increases the term of the lease for additional period of approx. 39 months, it was accounted for as a lease modification. Accordingly, the Company remeasured the rental liability at the present value of the updated rental payments using the Company’s incremental interest rate as of the date the Addendum went into effect, determined to be a rate of 7.8%. As a result, there was an increase in the rental liability of NIS 1,129 which was recognized as an increase in the right for usage asset.

D.	Right for usage asset

Changes in 2025:

Office building and parking spaces
Cost
Balance as of January 1, 2025	2,691
Additions	-
Balance as of December 31, 2025	2,691
Accumulated amortization
Balance as of January 1, 2025	1,740
Additions	380
Balance as of December 31, 2025	2,120
Amortized cost as of December 31, 2025	571

Changes in 2024:

Office building and parking spaces
Cost
Balance as of January 1, 2024	2,691
Additions	-
Balance as of December 31, 2024	2,691
Accumulated amortization
Balance as of January 1, 2024	1,420
Additions	320
Balance as of December 31, 2024	1,740
Amortized cost as of December 31, 2024	951
E.	Lease liability

Changes in 2025:

Office building and parking spaces

Balance as of January 1, 2025	1,075
Interest expenses	67
Lease payments	(469)
Balance as of December 31, 2025	673

Changes in 2024:

Office building and parking spaces

Balance as of January 1, 2024	1,332
Additions	-
Interest expenses	95
Lease payments	(352)
Balance as of December 31, 2024	1,075

F.	Amortization period and amortization method

In respect to amortization period and amortization method, see Note 2L above.

G.	Amounts recognized in statements of cash flow:

	Year ended December 31,
	2025	2024	2023
Amortization of the right for usage asset	380	320	425
Interest expense in respect of leasing	67	95	22
Repayment of principal in respect of leasing	469	352	467

Total negative cash flows in respect of leasing for the years ended December 31, 2025, 2024 and 2023 are approximately NIS 536, NIS 447 and NIS 489, respectively.

H.	Analysis of contractual payment dates of leasing liability at December 31, 2025:

Up to a year	469
1-2 years	271
2-3 years	-
Total (undiscounted)	740
Discount effect	(67)
Net present value	673